Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares
Statement [LineItems]
OPERATING REVENUES	$ 569,997,133	$ 20,547,842	$ 476,978,710	$ 413,182,184
OPERATING COSTS	459,628,356	16,569,155	398,994,442	348,871,391
GROSS PROFIT	110,368,777	3,978,687	77,984,268	64,310,793
OPERATING EXPENSES
Selling and marketing expenses	6,386,763	230,237	5,605,464	5,751,168
General and administrative expenses	20,804,032	749,965	18,200,304	16,637,887
Research and development expenses	21,053,633	758,963	19,302,418	18,395,334
Total operating expenses	48,244,428	1,739,165	43,108,186	40,784,389
OTHER OPERATING INCOME AND EXPENSES, NET	1,189,829	42,892	502,492	(268,555)
PROFIT FROM OPERATIONS	63,314,178	2,282,414	35,378,574	23,257,849
NON-OPERATING INCOME AND EXPENSES
Other income	1,600,099	57,682	1,474,547	1,359,093
Other gains and losses	17,211,099	620,443	1,827,576	2,683,989
Finance costs	(2,831,307)	(102,066)	(3,459,511)	(4,203,395)
Share of the profit or loss of associates and joint ventures	899,700	32,433	547,612	182,275
Total non-operating income and expenses	16,879,591	608,492	390,224	21,962
PROFIT BEFORE INCOME TAX	80,193,769	2,890,906	35,768,798	23,279,811
INCOME TAX EXPENSE	17,943,772	646,856	7,116,898	5,011,246
PROFIT FOR THE YEAR	62,249,997	2,244,050	28,651,900	18,268,565
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	51,167	1,845	(594,778)	(365,262)
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	202,092	7,285	(166,239)	(216,121)
Share of other comprehensive income of associates and joint ventures	3,595,194	129,603	2,656,966	1,504,760
Income tax relating to items that will not be reclassified subsequently to profit or loss	(179,403)	(6,467)	(122,901)	(3,816)
Items that will not be reclassified subsequently to profit or loss	3,669,050	132,266	1,773,048	919,561
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(4,094,565)	(147,605)	(831,784)	(5,202,145)
Unrealized gain (loss) on debt investments at fair value through other comprehensive income	63,722	2,297	(2,136)	(2,052)
Gain (loss) on hedging instruments	738,600	26,626	(574,824)
Share of other comprehensive income (loss) of associates and joint ventures	29,209	1,053	131,009	(85,975)
Items that may be reclassified subsequently to profit or loss	(3,263,034)	(117,629)	(1,277,735)	(5,290,172)
Other comprehensive income (loss) for the year, net of income tax	406,016	14,637	495,313	(4,370,611)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	62,656,013	2,258,687	29,147,213	13,897,954
NET PROFIT ATTRIBUTABLE TO:
Owners of the Company	60,150,167	2,168,353	26,970,580	17,060,591
Non-controlling interests	2,099,830	75,697	1,681,320	1,207,974
PROFIT FOR THE YEAR	62,249,997	2,244,050	28,651,900	18,268,565
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Owners of the Company	60,630,154	2,185,657	27,440,726	13,122,185
Non-controlling interests	2,025,859	73,030	1,706,487	775,769
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 62,656,013	$ 2,258,687	$ 29,147,213	$ 13,897,954
EARNINGS PER SHARE
Basic | (per share)	$ 13.97	$ 0.50	$ 6.32	$ 4.01
Diluted | (per share)	13.54	0.49	6.17	3.91
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	27.94	1.01	12.65	8.02
Diluted | (per share)	$ 27.07	$ 0.98	$ 12.33	$ 7.82